JPMORGAN EXCHANGE-TRADED FUND TRUST
270 PARK AVENUE
NEW YORK, NEW YORK 10017
March 1, 2019
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Exchange-Traded Fund Trust (the “Trust”),
on behalf of the funds (the “Funds”) listed on Appendix A
File Nos. 333-191837 and 811-22903
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statements of Additional Information for the Funds listed on Appendix A do not differ from the prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 216 (Amendment No. 218 under the Investment Company Act of 1940) filed electronically on February 28, 2019.
Please contact the undersigned at 614-213-4020 if you have any questions concerning this filing.
Very truly yours,
/s/ Elizabeth A. Davin

Elizabeth A. Davin
Secretary

Appendix A
J.P. Morgan ETF Funds
JPMorgan Diversified Alternatives ETF
JPMorgan Event Driven ETF
JPMorgan Long/Short ETF
JPMorgan Managed Futures Strategy ETF
JPMorgan BetaBuilders Canada ETF
JPMorgan BetaBuilders Developed Asia ex-Japan ETF
JPMorgan BetaBuilders Europe ETF
JPMorgan BetaBuilders Japan ETF
JPMorgan Diversified Return Emerging Markets Equity ETF
JPMorgan Diversified Return Europe Currency Hedged ETF
JPMorgan Diversified Return Europe Equity ETF
JPMorgan Diversified Return Global Equity ETF
JPMorgan Diversified Return International Currency Hedged ETF
JPMorgan Diversified Return International Equity ETF
JPMorgan Diversified Return U.S. Equity ETF
JPMorgan Diversified Return U.S. Mid Cap Equity ETF
JPMorgan Diversified Return U.S. Small Cap Equity ETF
JPMorgan U.S. Dividend ETF
JPMorgan U.S. Minimum Volatility ETF
JPMorgan U.S. Momentum Factor ETF
JPMorgan U.S. Quality Factor ETF
JPMorgan U.S. Value Factor ETF